Stock-based Compensation	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation	Stock-based Compensation
Our employees, including senior executives, receive incentives in the form of stock options and RSUs, whereby employees render services as consideration for equity instruments (equity-settled transactions).

On the Closing Date, we established the 2021 Equity Incentive Plan under which RSUs were issued. The Equity Incentive Plan provides for grant of options, stock appreciation rights, restricted stock awards, RSUs, shares granted as a bonus or in lieu of another award, dividend equivalents, or other stock-based awards or performance awards at the discretion of a board-elected committee. We also maintain our 2015 Share Plan as amended (the “2015 Plan”) under which stock-based awards were issued or modified. The options were typically granted for a four-year vesting term and have a maximum term of 10 years. As of December 31, 2023, no further awards have or shall be granted under the 2015 Plan. There were no options granted during the six months ended June 30, 2024 or 2023. the direct allocation as well as the sale of shares and the granting of options for the purchase of shares, at the discretion of the Company’s board of directors, to certain employees, advisors and/or independent directors.
A summary of stock option activity for the six months ended June 30, 2024 was as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Intrinsic Value (in thousands)
Balance as of December 31, 2023	4,909,302	$1.55	5.58	$3,393
Forfeited	(103,812)	4.10
Exercised	(80,357)	0.68
Expired	(22,809)	2.19
Outstanding at June 30, 2024	4,702,325	$1.49	5.05	$636
Exercisable at June 30, 2024	4,517,989	$1.39	4.97	$636

There were no material cancellations or modifications to the granted awards for the six months ended June 30, 2024 and 2023.
A summary of RSU activity for the six months ended June 30, 2024 is as follows:

	Number of RSUs	Intrinsic value (in thousands)
Outstanding unvested RSUs at December 31, 2023	3,229,915
Granted during the year	1,792,798
Forfeited during the year	(1,021,199)
Vested during the year (1)	(984,261)
Outstanding unvested RSUs at June 30, 2024	3,017,253	$3,138

(1) The issuance of Class A Ordinary Shares was deferred, as elected by the grantees, for 264,516 RSUs that vested during the six months ended June 30, 2024.

The weighted-average grant-date price of RSUs at June 30, 2024 was $1.68. The number of shares vested is net of 210,637 RSUs forfeited for payment of withholding taxes. There were 859,101 RSUs that vested in 2024 but were not yet issued as Ordinary Shares as of June 30, 2024.

As of June 30, 2024, unrecognized stock-based compensation cost related to outstanding options and RSUs that are expected to vest was $0.2 million and $2.9 million, respectively, which is expected to be recognized over a weighted-average period of 0.4 years and 1.7 years, respectively.
Stock-based Compensation Expense

Total employee and non-employee stock-based compensation expense for the six months ended June 30, 2024 and 2023 was classified in the Condensed Consolidated Statements of Operations and Comprehensive Loss as follows:

	Six Months Ended June 30,
	2024	2023
General and administrative expenses	$1,049	$1,830
Research and development expenses	31	621
Other operating expenses	178	390
Total	$1,258	$2,841